INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets: Current
Allowance for doubtful accounts	$ 899	$ 1,347
Accrued payroll		$ 390
Employee education fee excess	$ 6
Valuation allowance	(864)	$ (1,253)
Deferred tax assets - current	41	484
Deferred tax assets - Non-current
Depreciation of property and equipment	127	245
Amortization of intangible assets and concession fees	2,274	2,821
Net operating loss carry forwards	15,404	10,842
Valuation allowance	(13,322)	(3,657)
Deferred tax assets - non-current	4,483	10,251
Total deferred tax assets	4,524	10,735
Deferred tax liabilities: Non-current
Acquired intangible assets	91	130
Total deferred tax liabilities	$ 91	$ 130